Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Due from related parties	18	15